Loans payable - Additional Information (Detail) - Private Placements [member] $ in Thousands	Jun. 10, 2020 CAD ($)
Loans and advances to banks repayable [line Items]
Secured bonds due date	Jun. 17, 2020
Bonds issued	$ 3,000
Structuring and finders fees	60
Finders warrants	171
Structuring, finders fees and warrants	$ 231
Interest rate percentage of bonds	8.00%
Payment of secured bonds	$ 3,234